financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 2,658	$ 2,228
Receivable account balances - Current	2,113	1,867
Receivable account balances - Non-current	545	361
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Receivable account balances	2,768	2,368
Receivable account balances - Current	2,194	1,986
Receivable account balances - Non-current	574	382
Allowance for doubtful accounts
Credit risk
Receivable account balances	(110)	(140)	$ (55)
Receivable account balances - Current	(81)	(119)
Receivable account balances - Non-current	(29)	(21)
Less than 30 days past billing date
Credit risk
Receivable account balances	875	796
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	883	815
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(8)	(19)
30-60 days past billing date
Credit risk
Receivable account balances	323	322
30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	330	339
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(7)	(17)
61-90 days past billing date
Credit risk
Receivable account balances	83	71
61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	92	90
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(9)	(19)
More than 90 days past billing date
Credit risk
Receivable account balances	119	55
More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	140	98
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(21)	(43)
Unbilled customer finance receivables
Credit risk
Receivable account balances	1,258	984
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,323	1,026
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (65)	$ (42)